Form N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
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               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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                    (Name and Address of Agent for Services)

                                 (617) 482-8260
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                         (Registrant's Telephone Number)

                                   December 31
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                             Date of Fiscal Year End

                          July 1, 2004 - June 30, 2005
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                            Date of Reporting Period

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ITEM 1. PROXY VOTING RECORD

WRIGHT U.S. GOVERNMENT NEAR TERM FUND

The Fund held no securities during the period July 1, 2004 through June 30, 2005 which required proxy votes and therefore there are no voting records to report.

WRIGHT U.S. GOVERNMENT INTERMEDIATE FUND

The Fund held no securities during the period July 1, 2004 through December 28,2004, which required proxy votes and therefore there are no voting records to report. On December 28,2004, the aforementioned Fund merged with the Wright Current Income Fund.

WRIGHT TOTAL RETURN BOND FUND

The Fund held no securities during the period July 1, 2004 through June 30, 2005 which required proxy votes and therefore there are no voting records to report.

WRIGHT CURRENT INCOME FUND

The Fund held no securities during the period July 1, 2004 through June 30, 2005 which required proxy votes and therefore there are no voting records to report.



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright U.S. Government Near Term
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Fund, Wright U.S. Government Intermediate Fund, Wright Total Return Bond Fund
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and Wright Current Income Fund.
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     /s/ Peter M. Donovan
By: ----------------------
         Peter M. Donovan
         President

Date:    August 16, 2005